Assets Held for Sale and Discontinued Operations - Results of Discontinued Operations (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Revenues
Gross Sales	CAD 1,309	CAD 1,267		CAD 1,648
Less: Royalties	174	139		113
Revenue	1,135	1,128		1,535
Expenses
Transportation and Blending	167	186		229
Operating	426	444		558
Production and Mineral Taxes	18	12		17
(Gain) Loss on Risk Management	33	(58)		(209)
Operating Margin	491	544		940
Depreciation, Depletion and Amortization	192	567		1,121
Exploration Expense	2			71
Finance Costs	80	102		101
Earnings (Loss) From Discontinued Operations Before Income Tax	217	(125)		(353)
Current Tax Expense (Recovery)	24	86		145
Deferred Tax Expense (Recovery)	33	(125)		(202)
After-tax Earnings (Loss) From Discontinued Operations	160	(86)		(296)
After-tax Gain (Loss) on Discontinuance	938
Net Earnings (Loss) From Discontinued Operations	CAD 1,098	CAD (86)	[1]	CAD (296)	[1]

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.